Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.90%
Communication services: 4.77%
Entertainment: 4.77%
Live Nation Entertainment, Inc.†	110,027	$20,147,044
TKO Group Holdings, Inc. Class A	55,753	11,223,636
		31,370,680
Consumer discretionary: 13.23%
Automobiles: 1.48%
Ferrari NV	26,181	9,746,924
Broadline retail: 1.61%
MercadoLibre, Inc.†	6,253	10,613,780
Hotels, restaurants & leisure: 5.51%
DoorDash, Inc. Class A†	44,654	8,240,003
Hyatt Hotels Corp. Class A	48,105	9,324,673
Viking Holdings Ltd.†	178,351	18,667,999
		36,232,675
Household durables: 1.72%
Garmin Ltd.	18,449	4,382,376
PulteGroup, Inc.	50,382	6,912,914
		11,295,290
Specialty retail: 2.91%
Burlington Stores, Inc.†	39,217	12,423,945
Carvana Co. Class A†	102,201	6,726,870
		19,150,815
Financials: 4.22%
Capital markets: 1.89%
Robinhood Markets, Inc. Class A†	123,703	12,404,937
Financial services: 2.33%
Affirm Holdings, Inc.†	188,106	15,340,044
Health care: 14.77%
Biotechnology: 4.39%
argenx SE ADR†	7,595	7,046,413
Ascendis Pharma AS ADR†	20,664	5,511,502
Natera, Inc.†	60,172	16,333,690
		28,891,605
Health care equipment & supplies: 4.26%
Edwards Lifesciences Corp.†	104,777	9,478,128
Glaukos Corp.†	37,462	5,235,689
IDEXX Laboratories, Inc.†	25,253	13,294,189
		28,008,006
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care providers & services: 3.96%
Cencora, Inc.	48,508	$13,726,794
Guardant Health, Inc.†	82,068	12,312,662
		26,039,456
Life sciences tools & services: 0.86%
Repligen Corp.†	41,752	5,696,643
Pharmaceuticals: 1.30%
Teva Pharmaceutical Industries Ltd. ADR†	252,138	8,542,435
Industrials: 27.86%
Aerospace & defense: 9.17%
Axon Enterprise, Inc.†	36,989	20,736,403
Carpenter Technology Corp.	27,809	17,153,704
Curtiss-Wright Corp.	16,952	12,845,547
Howmet Aerospace, Inc.	35,801	9,625,457
		60,361,111
Commercial services & supplies: 1.52%
RB Global, Inc.	85,977	10,012,022
Construction & engineering: 6.54%
Comfort Systems USA, Inc.	10,557	20,923,446
Construction Partners, Inc. Class A†	87,015	10,334,772
Quanta Services, Inc.	16,347	11,770,494
		43,028,712
Electrical equipment: 1.75%
Vertiv Holdings Co. Class A	34,314	11,489,013
Ground transportation: 2.77%
Saia, Inc.†	21,696	9,137,487
XPO, Inc.†	44,444	9,123,909
		18,261,396
Machinery: 2.19%
RBC Bearings, Inc.†	22,352	14,396,029
Professional services: 1.46%
UL Solutions, Inc. Class A	94,100	9,585,026
Trading companies & distributors: 2.46%
Applied Industrial Technologies, Inc.	47,830	16,173,715
Information technology: 30.93%
Communications equipment: 4.42%
Lumentum Holdings, Inc.†	15,054	12,917,235
Viavi Solutions, Inc.†	338,220	16,150,005
		29,067,240
See accompanying notes to portfolio of investments
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.77%
Teledyne Technologies, Inc.†	12,220	$8,149,518
TTM Technologies, Inc.†	53,849	10,070,840
		18,220,358
IT services: 8.43%
Cloudflare, Inc. Class A†	89,142	21,864,750
MongoDB, Inc. Class A†	36,942	12,408,818
Snowflake, Inc.†	41,724	10,618,758
Twilio, Inc. Class A†	51,233	10,570,905
		55,463,231
Semiconductors & semiconductor equipment: 11.71%
Credo Technology Group Holding Ltd.†	54,449	14,807,406
MACOM Technology Solutions Holdings, Inc.†	37,655	14,322,832
Microchip Technology, Inc.	173,019	15,779,333
Monolithic Power Systems, Inc.	6,809	9,412,489
Qnity Electronics, Inc.	53,481	8,733,982
Teradyne, Inc.	28,800	13,934,592
		76,990,634
Software: 3.60%
Circle Internet Group, Inc. Class A†	27,355	1,713,244
Datadog, Inc. Class A†	43,333	11,282,180
Fair Isaac Corp.†	6,081	7,265,457
Nebius Group NV Class A†	12,473	3,444,668
		23,705,549
Real estate: 1.04%
Real estate management & development: 1.04%
Jones Lang LaSalle, Inc.†	22,052	6,835,017
Utilities: 3.08%
Independent power and renewable electricity producers: 3.08%
Vistra Corp.	127,690	20,255,465
Total common stocks (Cost $456,065,575)		657,177,808

		Yield
Short-term investments: 1.19%
Investment companies: 1.19%
Allspring Government Money Market Fund Select Class♠∞		3.57%	7,800,704	7,800,704
Total short-term investments (Cost $7,800,704)				7,800,704
Total investments in securities (Cost $463,866,279)	101.09%			664,978,512
Other assets and liabilities, net	(1.09)			(7,148,091)
Total net assets	100.00%			$657,830,421

See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,720,927	$108,139,502	$(102,059,725)	$0	$0	$7,800,704	7,800,704	$109,575
See accompanying notes to portfolio of investments
4 | Allspring Mid Cap Growth Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Mid Cap Growth Fund | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$31,370,680	$0	$0	$31,370,680
Consumer discretionary	87,039,484	0	0	87,039,484
Financials	27,744,981	0	0	27,744,981
Health care	97,178,145	0	0	97,178,145
Industrials	183,307,024	0	0	183,307,024
Information technology	203,447,012	0	0	203,447,012
Real estate	6,835,017	0	0	6,835,017
Utilities	20,255,465	0	0	20,255,465
Short-term investments
Investment companies	7,800,704	0	0	7,800,704
Total assets	$664,978,512	$0	$0	$664,978,512
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Mid Cap Growth Fund